December 11, 2019

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Collaborative Investment Series Trust, File Nos. 333-221072 and 811-23306

Dear Ladies and Gentlemen:

On behalf of Collaborative Investment Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 33 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Securities Act”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act.  The main purpose for this filing is to add two new series to the Trust.

If you have any questions, please contact the undersigned at (614)-469-3294 or Andrew Davalla at (614) 469-3353.

Very truly yours,

/s/ Brian Doyle-Wenger

Brian Doyle-Wenger